ORDINARY SHARES AND TREASURY STOCK (Details) $ / shares in Units, $ in Thousands, $ in Millions								1 Months Ended		6 Months Ended			9 Months Ended			12 Months Ended
	Aug. 16, 2022 shares	Mar. 10, 2022 USD ($)	Nov. 03, 2021 USD ($)	Apr. 24, 2021 HKD ($) shares	Apr. 24, 2021 USD ($) shares	Mar. 08, 2019 Vote $ / shares shares	Sep. 22, 2016 Vote $ / shares shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2022 HKD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 HKD ($) shares	Sep. 30, 2022 HKD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 HKD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 11, 2021 shares	Sep. 21, 2016 $ / shares shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized							403,750,000												807,500
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00001	$ 0.00001												$ 0.0050
Number of vote | Vote							1
Net proceeds after deducting commissions and offering expenses | $												$ 10,856,525			$ 10,856,525
Average price of share repurchase | $ / shares											$ 4.59			$ 4.59			$ 5.13
Total consideration | $										$ 2,731,027			$ 2,796,464
ADS
ORDINARY SHARES AND TREASURY STOCK
Number of shares repurchased										109,041,760	109,041,760		110,839,528	110,839,528		29,462,760	29,462,760
Average price of share repurchase | $ / shares											$ 36.70			$ 36.74			$ 41.04
Total consideration													$ 3,975,200	$ 508.7
ADS | Maximum
ORDINARY SHARES AND TREASURY STOCK
Share repurchased value | $		$ 500.0	$ 300.0
Class A ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized						48,700,000,000					48,700,000,000			48,700,000,000			48,700,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00001					$ 0.00001			$ 0.00001			$ 0.00001
Number of vote | Vote						1
Issuance of ordinary shares (in shares)				87,400,000	87,400,000
Net proceeds after deducting commissions and offering expenses				$ 10,856,500	$ 1,398.0
Ordinary shares conversion	64,000,000
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares)										1,197,536	1,197,536	2,395,392	1,475,848	1,475,848	4,192,000
Shares issued upon vest of outstanding restricted shares units										0	0	0	134,700	134,700	0
Total consideration										$ 3,909,800	$ 500.3					$ 1,178,800	$ 151.2
Class A ordinary shares | Ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Issuance of ordinary shares (in shares)															87,400,000
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares)										1,197,536	1,197,536	2,395,392	1,610,448	1,610,448	4,192,000
Class A ordinary shares | Private placement
ORDINARY SHARES AND TREASURY STOCK
Aggregate gross proceeds from private placement								$ 2,035,000	$ 262.5
Price per share | $ / shares									$ 4.89751
Class B ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized						800,000,000					800,000,000			800,000,000			800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares											$ 0.00001			$ 0.00001			$ 0.00001
Number of vote | Vote						20
Ordinary shares, number of shares undesignated with par value						500,000,000
Pre-Funded Warrants | Class A ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Warrants to purchase shares of ordinary shares									53,600,000								53,599,890	53,599,890
Shares cancelled																	110	110
Warrants exercise price | $ / shares									$ 0.00001
Pre-Funded Warrants | Class A ordinary shares | Private placement
ORDINARY SHARES AND TREASURY STOCK
Warrants to purchase shares of ordinary shares									53,600,000									53,599,890
Shares cancelled																		110
Warrants exercise price | $ / shares									$ 0.00001